Leasehold Improvements and Equipment	12 Months Ended
Dec. 31, 2012
Leasehold Improvements and Equipment [Text Block]
5.	Leasehold Improvements and Equipment

			2012	2011
In US$ thousands		Accumulated	Net Carrying	Net Carrying
	Cost	Depreciation	Amount	Amount

Manufacturing equipment	$225	$0	$225	$0
Laboratory and office equipment	418	265	153	138
Computer equipment	43	34	9	11
Leasehold improvements	63	63	0	0

	$749	$362	$387	$149

As of December 31, 2012 no depreciation has been recorded on manufacturing equipment as the equipment is not yet being utilized.